Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2021, 2022 and 2023 are as follows:

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Current income tax
- Current year	48,856	72,909	81,365	11,454
- (Over)/under provision in respect of prior years	(21,523)	27,406	27,837	3,919
Deferred tax
- Movement in temporary differences	16,483	(41,147)	(14,837)	(2,089)
- (Over)/under provision in respect of prior years	—	(103)	54,131	7,620

Consolidated income tax expense reported in the statement of profit or loss	43,816	59,065	148,496	20,904

Reconciliation of Income Tax Expense
The reconciliation between tax expense and the product of accounting profit multiplied by the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2021, 2022 and 2023 for the following reasons:

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Profit before tax	451,710	394,726	571,352	80,431
Income tax expense at 15%	67,757	59,209	85,703	12,064
Adjustments:
Non-deductible expenses	17,795	7,924	5,888	829
Tax-exempt income	(2,181)	(500)	(11,993)	(1,688)
Utilization of deferred tax benefits previously not recognized	(29)	(3,093)	(6,211)	(874)
Deferred tax benefits not recognized	10,356	22,606	42,830	6,029
Tax credits for research and development expense	(59,633)	(76,835)	(85,372)	(12,018)
Tax rate differential	16,517	10,901	21,542	3,032
(Over)/under provision in respect of previous years	(21,523)	27,303	81,968	11,539
Withholding tax expense	14,639	11,535	14,872	2,094
Others	118	15	(731)	(103)

Total	43,816	59,065	148,496	20,904

Summary of Deferred Tax
Deferred tax relates to the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2022	31.12.2023	31.12.2023	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000
Accelerated tax depreciation	(122,298)	(77,806)	(10,953)	(37,968)	16,472	44,492	6,263
Interest receivable	(3,033)	—	—	(1,459)	363	3,033	427
PRC withholding tax on dividend income ( i )	(61,825)	(64,717)	(9,110)	(14,529)	(11,458)	(14,457)	(2,035)
Effect of change in residual value an d impairment of property, plant and equipment	69,641	2,866	404	25,264	4,273	(66,774)	(9,400)
Write-down of inventories	29,503	37,120	5,226	(2,378)	9,253	7,617	1,072
Impairment losses on trade receivables	7,071	7,426	1,045	(1,267)	282	355	50
Accruals	234,586	232,048	32,666	(15,339)	(48,841)	(2,505)	(352)
Deferred income	56,480	79,896	11,247	(11,114)	(41,348)	23,416	3,296
Losses available for offsetting against future taxable income	139,747	112,601	15,851	23,072	116,675	(27,146)	(3,821)
Others	39,185	31,854	4,484	19,235	(4,421)	(7,325)	(1,031)

Deferred tax (expenses)/benefits				(16,483)	41,250	(39,294)	(5,531)

Net deferred tax assets	389,057	361,288	50,860

Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	450,882	426,377	60,023
Deferred tax liabilities	(61,825)	(65,089)	(9,163)

	389,057	361,288	50,860

Note:

(i)	The movement of PRC withholding tax on dividend income is as follows:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
At January 1	(65,544)	(61,825)	(8,703)
Provision made to consolidated statement of profit or loss	(11,458)	(14,457)	(2,035)
Utilization	15,177	11,565	1,628

December 31	(61,825)	(64,717)	(9,110)

Deferred Tax Assets That Have Not Been Recognized
Deferred tax assets have not been recognized in respect of the following items:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Unutilized tax losses	473,456	628,534	88,481
Unutilized capital allowances and investment allowances	100,643	94,447	13,296
Other unrecognized temporary differences relating to asset impairment and deferred grants	142,851	156,226	21,993

	716,950	879,207	123,770